Share-based Compensation (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014
2009 RSU Plan
Share-based Compensation
Number of shares available for future grant	202,674,425
Restricted Stock Units (RSU)
Share-based Compensation
Aggregate intrinsic value of RSUs outstanding	294.3
Company's closing stock price per ADS used to calculate intrinsic value	99.14
Company's closing stock price per share used to calculate intrinsic value	3.9656